Commitments and Contingencies (Details Textual 1)	0 Months Ended		12 Months Ended			0 Months Ended		3 Months Ended		12 Months Ended	0 Months Ended		3 Months Ended			12 Months Ended	1 Months Ended
	Jun. 04, 2012 USD ($)	Jun. 04, 2012 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2014 USD ($)	Jun. 04, 2012 Apex USD ($)	Jun. 04, 2012 Apex CAD	Mar. 31, 2014 Apex USD ($)	Mar. 31, 2014 Apex CAD	Dec. 31, 2013 Apex CAD	Jun. 04, 2012 Apex Estimate of fair value, fair value disclosure USD ($)	Jun. 04, 2012 Apex Estimate of fair value, fair value disclosure CAD	Mar. 31, 2014 Apex Estimate of fair value, fair value disclosure USD ($)	Mar. 31, 2014 Apex Estimate of fair value, fair value disclosure CAD	Mar. 31, 2014 Apex Convertible Preferred stock Series D Preferred Stock USD ($)	Dec. 31, 2012 Apex Convertible Preferred stock Series D Preferred Stock USD ($)	Nov. 30, 2013 Apex Convertible Preferred stock Series E Preferred Stock USD ($)	Aug. 31, 2013 Apex Convertible Preferred stock Series E Preferred Stock USD ($)
Employment Agreement [Line Items]
Escrow percentage of any equity capital raised															25.00%	25.00%
Equity capital raised in excess															$ 500,000	$ 500,000
Issuance of convertible series D preferred stock				7,042,000												7,042,000	4,090,000	1,756,000
Amount paid in consideration, Apex shares acquired	4,801,000	5,000,000				4,801,000	5,000,000	713,000	735,000		1,033,000	1,076,000	1,033,000	1,076,000
Undiscounted payment in consideration for Apex achieving certain levels of EBITDA						3,360,700	3,500,000	331,000	341,000
Fair value of bonus to be paid to CEO								153,000	160,000	160,000
Fair value of bonus to be paid to CEO, Accrued earn out recognized								144,000	160,000	160,000
Fair value earn out payment due			1,600,000		1,600,000
Additional purchase of business								$ 308,000	341,000